Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2017
Selected Statements of Operations Data [Abstract]
Schedule of general and administrative expenses
	Year ended December 31,
	2017	2016

Overseas travel	$72	$16
Rent and office maintenance	53	27
Payroll and benefits	300	343
Professional services and consultation	472	303
Taxes and tolls	46	31
Director salary and insurance	63	63
Others	25	11

	$1,031	$794

Schedule of financial expenses, net
	Year ended December 31,
	2017	2016

Financial income:
Change in the fair value of derivative liability for Right to Future Investment	$-	$76

Total finance income	-	76

Financial expenses:
Accrued interest on 2016 Loan	47	16
Amortization of BCF, proceeds allocated to the derivative liability and debt issuance costs for 2016 Loan	1,122	122
Amortization of discount and exchange rate differences on license purchase obligation	3	38
Bank commissions and exchange rates	(1)	5
Change in the fair value of derivative liability for right to future investment	253	-
Loss from extinguishment of convertible loans	61	-

Total financial expenses	1,485	181

Total financial expenses, net	$1,485	$105